FINANCIAL LOSS (INCOME)	6 Months Ended
Jun. 30, 2012
FINANCIAL LOSS (INCOME) [Abstract]
FINANCIAL LOSS (INCOME)

NOTE 8: FINANCIAL LOSS (INCOME)

	June 30, 2012	June 30, 2011

Financial income:
Interest income on short-term deposits	$-	$(8)
Revaluation of warrants related to share purchase agreement		(883)
Foreign currency adjustments gains and other	(32)	(7)
Others	-	(7)

	(32)	(905)

Financial expenses:
Interest expense	300	-
Foreign currency adjustments losses	-	12
Revaluation of warrants related to share purchase agreement	359	-
Exercise of series A Warrants related to share purchase agreement	529
Embedded conversion feature in the convertible debenture	2,064	-
Others	82	11

	3,334	23

Total financial loss (income)	$3,302	$(882)